Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Unbilled revenue | $	$ 217		$ 74
ZHEJIANG TIANLAN
Unbilled revenue | ¥		¥ 76,992		¥ 72,310